LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 143,663,000		$ 145,217,000
Troubled debt restructuring, specific reserve	19,500,000		18,100,000
Additional amounts committed to lend as troubled debt restructurings	20,000		0
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	232		298
Pre-modification recorded balance	42,655,000		63,581,000
Post-modification recorded balance	39,037,000		55,620,000
Increase in allowance for loan losses	1,600,000		3,400,000
Charge offs due to troubled debt restructurings	1,000,000		4,700,000
TDR that subsequently defaulted [Abstract]
Number of contracts	16		35
Recorded Balance	2,346,000		9,954,000
Past due period for modified loans	90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted	300,000		1,900,000
Charge-offs on TDRs that subsequently defaulted	800,000		1,800,000
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period (in months)	9
Modifications involving extension of maturity date, period range (in months)	1
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period (in months)	60
Modifications involving extension of maturity date, period range (in months)	60
Maximum in Certain Circumstances [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period (in months)	480
Modifications involving extension of maturity date, period range (in months)	472
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	48,509,000		44,366,000
Commercial [Member] | Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	20		42
Pre-modification recorded balance	9,464,000		21,061,000
Post-modification recorded balance	8,568,000		17,679,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		7
Recorded Balance	827,000		3,604,000
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	9		20
Pre-modification recorded balance	4,800,000		10,801,000
Post-modification recorded balance	4,858,000		7,464,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		4
Recorded Balance	0		3,036,000
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	50		64
Pre-modification recorded balance	9,951,000		11,133,000
Post-modification recorded balance	7,905,000		10,649,000
TDR that subsequently defaulted [Abstract]
Number of contracts	5		2
Recorded Balance	230,000		492,000
Mortgage [Member] | Family 1 4 [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	66		73
Pre-modification recorded balance	8,900,000		9,933,000
Post-modification recorded balance	8,488,000		9,423,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		10
Recorded Balance	148,000		1,191,000
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	31		33
Pre-modification recorded balance	7,750,000		8,893,000
Post-modification recorded balance	7,514,000		8,749,000
TDR that subsequently defaulted [Abstract]
Number of contracts	4		6
Recorded Balance	887,000		1,311,000
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	1		2
Pre-modification recorded balance	15,000		69,000
Post-modification recorded balance	0		64,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0
Recorded Balance	0		0
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	0		1
Pre-modification recorded balance	0		23,000
Post-modification recorded balance	0		18,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0
Recorded Balance	0		0
Installment [Member] | Home Equity Installment - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	18		21
Pre-modification recorded balance	666,000		678,000
Post-modification recorded balance	632,000		618,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		1
Recorded Balance	234,000		19,000
Installment [Member] | Home Equity Installment - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	24		16
Pre-modification recorded balance	784,000		535,000
Post-modification recorded balance	768,000		514,000
TDR that subsequently defaulted [Abstract]
Number of contracts	1		5
Recorded Balance	20,000		301,000
Installment [Member] | Loans Not Secured By Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	13		26
Pre-modification recorded balance	325,000		455,000
Post-modification recorded balance	304,000		442,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0
Recorded Balance	0		0
Installment [Member] | Others 2 [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	0		0
Pre-modification recorded balance	0		0
Post-modification recorded balance	0		0
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0
Recorded Balance	0		0
Retail Segment [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	95,154,000		100,851,000
Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	126,730,000		116,569,000
Performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	40,753,000		29,799,000
Performing TDR's [Member] | Retail Segment [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	85,977,000		86,770,000
Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	16,933,000	[1]	28,648,000	[1]
Non-performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	7,756,000	[1]	14,567,000	[1]
Non-performing TDR's [Member] | Retail Segment [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 9,177,000	[1],[2]	$ 14,081,000	[1],[2]

[1]	Included in non-performing loans table above.
[2]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.